TRADE PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Expenses accrual	$ 53,097	$ 68,015
Suppliers	55,735	48,481
Advanced payments from customers	5,911	8,049
Trade payables	114,743	124,545
Trade payables	169	177
Expenses accrual	2,006	2,981
TOTAL	2,006	2,981
Falcon Uru LLC
Disclosure of detailed information about borrowings [line items]
Trade payables	$ 169	$ 177